CVC - INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
INTANGIBLE ASSETS
INTANGIBLE ASSETS
The following table summarizes information relating to the Company's acquired amortizable intangible assets:

	March 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives

Customer relationships	$5,970,884	$(1,603,142)	$4,367,742	$5,970,884	$(1,409,021)	$4,561,863	8 to 18 years
Trade names	1,067,083	(624,276)	442,807	1,067,083	(588,574)	478,509	2 to 5 years
Other amortizable intangibles	37,060	(12,972)	24,088	37,060	(10,978)	26,082	1 to 15 years
	$7,075,027	$(2,240,390)	$4,834,637	$7,075,027	$(2,008,573)	$5,066,454
Amortization expense for the three months ended March 31, 2018 and 2017 aggregated $231,817, and $238,019, respectively.
The following table summarizes information relating to the Company's acquired indefinite-lived intangible assets:

	March 31, 2018			December 31, 2017
	Cablevision	Cequel	Total	Cablevision	Cequel	Total
Cable television franchises	$8,113,575	$4,906,506	$13,020,081	$8,113,575	$4,906,506	$13,020,081
Goodwill	5,866,108	2,153,741	8,019,849	5,866,120	2,153,741	8,019,861
Total	$13,979,683	$7,060,247	$21,039,930	$13,979,695	$7,060,247	$21,039,942

The carrying amount of goodwill is presented below:

Gross goodwill as of December 31, 2017, as reported	$7,996,760
ATS goodwill included in Cablevision segment (See Note 3 for further details)	23,101
Gross goodwill as of December 31, 2017, as adjusted	8,019,861
Adjustment to purchase accounting relating to business acquired in fourth quarter of 2017	(12)
Net goodwill as of March 31, 2018	$8,019,849

INTANGIBLE ASSETS
The following table summarizes information relating to the Company's acquired amortizable intangible assets:

	As of December 31, 2017			As of December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Customer relationships	$5,970,884	$(1,409,021)	$4,561,863	$5,925,884	$(580,276)	$5,345,608	8 to 18 years
Trade names (a)	1,067,083	(588,574)	478,509	1,066,783	(83,397)	983,386	2 to 5 years
Other amortizable intangibles	37,060	(10,978)	26,082	26,743	(3,093)	23,650	1 to 15 years
	$7,075,027	$(2,008,573)	$5,066,454	$7,019,410	$(666,766)	$6,352,644

(a)
On May 23, 2017, Altice N.V. announced the adoption of a global brand to replace the Company's brands in the future, reducing the remaining useful lives of these trade name intangibles to three years from the date of the adoption, which reflected one year as an in-use asset and two years as a defensive asset. In December 2017, the Company made a decision to postpone the adoption of a global brand that would have replaced the Optimum brand, increasing the useful life of the Optimum trade name intangible asset to 5 years.

Amortization expense for the years ended December 31, 2017 and 2016 and aggregated $1,341,807 and $653,410, respectively.
The following table sets forth the estimated amortization expense on intangible assets for the periods presented:

Estimated amortization expense
Year Ending December 31, 2018	$873,133
Year Ending December 31, 2019	777,846
Year Ending December 31, 2020	696,240
Year Ending December 31, 2021	616,718
Year Ending December 31, 2022	537,100

The following table summarizes information relating to the Company's acquired indefinite-lived intangible assets as of December 31, 2017:

	As of December 31, 2017			As of December 31, 2016
	Cablevision	Cequel	Total	Cablevision	Cequel	Total
Cable television franchises	$8,113,575	$4,906,506	$13,020,081	$8,113,575	$4,906,506	$13,020,081
Goodwill	5,866,120	2,153,741	8,019,861	5,838,959	2,153,741	7,992,700
Total	$13,979,695	$7,060,247	$21,039,942	$13,952,534	$7,060,247	$21,012,781

The carrying amount of goodwill is presented below:

Gross goodwill as of January 1, 2016	$2,040,402
Goodwill recorded in connection with Cablevision Acquisition	5,838,959
Adjustments to purchase accounting relating to Cequel Acquisition	113,339
Gross goodwill as of January 1, 2017	7,992,700
Goodwill recorded in connection with acquisitions in the first and fourth quarters of 2017 (Cablevision Segment)	23,948
Adjustments to purchase accounting relating to Cablevision Acquisition	3,213
Net goodwill as of December 31, 2017	$8,019,861

Cablevision Systems Corporation And Subsidiaries
Acquired Finite-Lived Intangible Assets [Line Items]
INTANGIBLE ASSETS
INTANGIBLE ASSETS
The following table summarizes information relating to the Company's acquired intangible assets:

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives

Customer relationships	$39,414	$(27,778)	$11,636	10 to 18 years
Trade names	—	—	—
Other amortizable intangibles	57,847	(32,532)	25,315	3 to 28 years
	$97,261	$(60,310)	$36,951

Amortization expense for the period January 1, 2016 through June 20, 2016 and the year ended December 31, 2015 amounted to $10,316 and $7,812, respectively.
The following table summarizes information relating to the Company's acquired indefinite-lived intangible assets:

December 31, 2015
Cable television franchises	$731,848
Trademarks and other assets	7,250
Goodwill	262,345
Total	$1,001,443

The carrying amount of goodwill is presented below:

Gross goodwill as of December 31, 2015 (Predecessor)	$596,403
Accumulated impairment losses	(334,058)
Net goodwill as of June 20, 2016	$262,345

Impairment Charges
Goodwill and indefinite-lived intangible assets are tested annually for impairment or earlier upon the occurrence of certain events or substantive changes in circumstances.
No goodwill impairments were recorded for the period January 1, 2016 through June 20, 2016 and for the year ended December 31, 2015, respectively.